Income taxes (Details) - Schedule income tax provision	12 Months Ended
Dec. 31, 2021 USD ($)
Income taxes (Details) - Schedule income tax provision [Line Items]
Change in valuation allowance	$ 271,562
Income tax provision
Federal [Member]
Income taxes (Details) - Schedule income tax provision [Line Items]
Current
Deferred	(271,562)
State [Member]
Income taxes (Details) - Schedule income tax provision [Line Items]
Current
Deferred